PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT (Tables)
Schedule of property and equipment
	June 30, 2021	December 31, 2020
Computer and office equipment	$170,428	$-